Transactions with Non-Controlling Interest (Details) - Schedule of Contributions (Returns) from Non Controlling Shareholders - Viva Negocio Inmobiliario S.A.C. [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Contributions (Returns) from Non Controlling Shareholders [Line Items]
Contributions received	S/ 6	S/ 995	S/ 182
Returns of contributions	(13,684)	(37,874)	(27,286)
Decrease in equity of non-controlling parties	S/ (13,678)	S/ (36,879)	S/ (27,104)